LEASES - Maturities of lease liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)
Operating Leases, Maturity
2021	₽ 9,728	$ 131.7
2022	5,202	70.4
2023	3,046	41.2
2024	2,400	32.5
2025	872	11.8
Thereafter	3,436	46.5
Total lease payments	24,684	334.1
Less imputed interest	(3,234)	(43.7)
Total operating lease liabilities	21,450	290.4	₽ 21,444
Finance Leases
2021	550	7.4
2022	528	7.1
2023	546	7.4
2024	570	7.7
2025	542	7.3
Thereafter	2,062	28.0
Total lease payments	4,798	64.9
Less imputed interest	(1,090)	(14.7)
Total finance lease liabilities	₽ 3,708	$ 50.2